UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09114

The Needham Funds, Inc.
(Exact name of registrant as specified in charter)

445 Park Avenue, New York, New York			10022-2606
(Address of principal executive offices)			(Zip code)

BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-625-7071

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2006

Item 1. Reports to Stockholders.

Semiannual Report

Needham Funds

Seeking to build wealth for long-term investors.

Six Months Ended June 30, 2006
(Unaudited)

Needham Growth Fund

Needham Aggressive Growth Fund

Needham Small Cap Growth Fund

www.needhamfunds.com

445 Park Avenue
New York, New York 10022-2606

1-800-625-7071
www.needhamfunds.com

Semiannual Report
For the Six Months Ended June 30, 2006
(Unaudited)

Contents

Letter from the Adviser	1

Portfolio Characteristics

Needham Growth Fund	3

Needham Aggressive Growth Fund	4

Needham Small Cap Growth Fund	5

Disclosure of Fund Expenses	6

Schedule of Investments

Needham Growth Fund	7

Needham Aggressive Growth Fund	10

Needham Small Cap Growth Fund	13

Schedule of Securities Sold Short

Needham Growth Fund	9

Needham Aggressive Growth Fund	12

Needham Small Cap Growth Fund	15

Statements of Assets and Liabilities	16

Statements of Operations	17

Statements of Changes in Net Assets	18

Financial Highlights

Needham Growth Fund	19

Needham Aggressive Growth Fund	20

Needham Small Cap Growth Fund	21

Notes to Financial Statements	22

Supplemental Data	26

This report is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus. The prospectus contains more complete information, including investment objectives, risks, expenses and charges and should be read carefully before investing or sending any money. To obtain a prospectus, please call 1-800-625-7071.

Portfolios of The Needham Funds, Inc., like all mutual funds:

•  Are NOT FDIC insured

•  Have no bank guarantee

•  May lose value

The Needham Funds, Inc. are distributed by Needham & Company, LLC.

Needham Funds  Semiannual Report 2006

Dear Shareholders,

We at The Needham Funds, Inc. focus on buying growth stocks at reasonable prices. In the volatile six-month period ended June 30, 2006, we are pleased that each of the funds performed reasonably well for our investors. During the six months ended June 30, 2006, the Growth Fund was up 8.10%, the Aggressive Growth Fund was up 2.77%, and the Small Cap Growth Fund was up 3.34%. By comparison, the S&P 500 Index was up 2.71%, the NASDAQ Composite Index was down 1.08%, and the Russell 2000 Index was up 8.27%.

The Needham Growth Fund (the "Growth Fund") seeks to create long-term, tax-efficient capital appreciation for its investors. To this end, the Growth Fund targets companies with products or services that are selling or marketing into growth markets. These companies normally have earnings growth of at least 15-20%, product and market dominance, and the ability to consolidate their market positions. They may also have a competitive advantage by acquiring and retaining more customers or driving costs down and profits up. The Growth Fund also looks for seasoned and motivated managements with records of building shareholder value. Companies with these characteristics sometimes find themselves in a temporary earnings downturn or shortfall or may be in a product transition. This often causes aggressive growth or dynamic growth investors to sell. At this point, the Growth Fund may deem the stock to be reasonably priced and purchase it for long-term capital appreciation. Hence, the discipline called "Growth At a Reasonable Price," or "GARP."

The Growth Fund was up 8.10% for the six months ended June 30, up 24.61% for the 1 year period, up 17.18% for the 3 years, up 5.69% for the 5 years, up 16.14% for the 10 years, and up 19.20% since inception, compounded annually. The Growth Fund received a four-star Overall MorningstarTM Rating in the U.S.-domiciled Small Cap Growth Funds category as of June 30, 2006, based on Risk-Adjusted Return, when rated against 646 Small Cap Growth Funds. We ended the six-month period with approximately 25.3% of total investments in cash and 7.2% as our short position. Our largest sector, technology, continued to do well for the Growth Fund in 2006, particularly some of the large cap names. Our best performing stocks were MEMC Electronic Materials, Inc., Atmel Corp., Planar Systems, Inc., Intevac, Inc., and Aspen Technology, Inc.

The Needham Aggressive Growth Fund (the "Aggressive Growth Fund") seeks to create long-term, tax-efficient capital appreciation for its investors. To this end, the Aggressive Growth Fund targets the equities of companies with strong, above-average prospective growth rates. The Aggressive Growth Fund invests, in general, in markets and industries with strong growth rates, focusing on the market leaders in these areas. These market leaders, especially as they break away from their competitors, tend to garner a disproportionate share of the positive financial returns. Also important is the long-term sustainability of the companies' leadership positions. Thus, the Aggressive Growth Fund looks for companies with strong management teams, superior balance sheets, above-average margins that can generate excess cash, and strong R&D and brand spending in industries with high barriers to entry.

The Aggressive Growth Fund was up 2.77% for the six months ended June 30, up 14.07% for the 1 year period, up 12.59% for the 3 years, and up 8.52% since inception, compounded annually. The Aggressive Growth Fund was affected in the first half of 2006 by several key factors: 1) the market was very receptive in the first quarter of the year to high growth stocks, but they suffered disproportionately in the second quarter, especially the smaller capitalization stocks; 2) healthcare-related names have been relative underperformers so far in 2006; and 3) the sudden avoidance of risk in equity markets in the middle of 2006 has been challenging for aggressive growth names, particularly those on the NASDAQ System. Hedging activities were

Needham Funds

a modest drag on the first quarter's positive returns, but benefited the Aggressive Growth Fund in the second quarter.

The Needham Small Cap Growth Fund (the "Small Cap Growth Fund") seeks long-term, tax-efficient capital appreciation by investing primarily in equity securities of smaller growth companies that the Small Cap Growth Fund believes are trading at a discount to their underlying value yet have the potential for superior long-term growth. Under normal conditions, the Small Cap Growth Fund invests at least 80% of its net assets in equity securities of domestic issuers listed on a nationally recognized securities exchange or traded on the NASDAQ System that have market capitalizations not exceeding (i) $2 billion, or (ii) the highest market capitalization in the Russell 2000 Index, if greater. As of June 30, the highest market capitalization in the Russell 2000 Index was $2.3 billion. Central to the Small Cap Growth Fund's investment strategy is a sound valuation discipline that seeks to acquire growth companies at reasonable prices. The Small Cap Growth Fund seeks tax efficiency by holding securities for a period of 12 months or more to obtain long-term capital gain treatment and by offsetting capital gains on the sale of securities with capital losses.

The Small Cap Growth Fund was up 3.34% for the six months ended June 30, up 8.40% for the 1 year period, up 14.64% for the 3 years, and up 17.79% since inception, compounded annually. The Small Cap Growth Fund experienced a rollercoaster ride in the first half of 2006. We were up almost 11% in the first quarter, and the market for small- and micro-cap names appeared great. All that started to unravel in the second week of May, as large caps began to outperform, which has continued into July. We are still confident that small cap will perform well before the year is out, and we are looking to add good new names at attractive prices throughout the balance of the year. Our top performers for the six-month period were Genesee & Wyoming, Inc., Integral Systems, Inc., Superior Energy Services, Inc., Mobile Mini, Inc., and Dolby Laboratories, Inc.

The portfolio turnover rate was 18% for the Growth Fund, 25% for the Aggressive Growth Fund, and 54% for the Small Cap Growth Fund for the six months ended June 30, 2006. The annualized expense ratios for the three funds were 1.94% for the Growth Fund, 2.36% for the Aggressive Growth Fund, and 2.45% for the Small Cap Growth Fund for the six months ended June 30, 2006.

In our last report, we reminded investors of some of the uncertainties facing the equity markets, including the ongoing violence in Iraq, the price of oil, rising interest rates, and the possible ending of the housing boom. Energy prices, the interest rate environment and the softening housing market remain primary risks to a healthy equity market in the second half of 2006. We think it is very important to remain selective in making new investments.

Sincerely,

Vincent E. Gallagher	James K. Kloppenburg

Portfolio Manager	Portfolio Manager

Semiannual Report 2006

NEEDHAM GROWTH FUND (Unaudited)  TICKER: NEEGX

Comparative Performance Statistics as of June 30, 2006

6 Months(6)	1 Year	3 Years(7)		5 Years(7)		10 Years(7)		Since Inception(7)(11)
Needham Growth Fund(1) 8.10%	24.61%	17.18	%(8)	5.69	%(9)	16.14	%(10)	19.20	%(12)
NASDAQ Composite Index(2) (1.08)%	6.48%	10.91%		0.66%		6.70%		7.60%
S&P 500 Index(3) 2.71%	8.63%	11.20%		2.49%		8.31%		8.89%
S&P 400 MidCap Index(4) 4.24%	12.99%	18.11%		9.28%		13.80%		14.06%
Russell 2000 Index(5) 8.27%	14.68%	18.75%		8.58%		9.11%		9.70%

Past performance does not guarantee future results. The performance data quoted represents past performance, and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please visit www.needhamfunds.com. The returns shown in the above table and accompanying footnotes are net of expenses. The table above does not reflect the deduction of taxes that a shareholder would have paid on Fund distributions or on the redemption of Fund shares. Since inception, the Fund's Adviser has absorbed certain expenses of the Fund, without which returns would have been lower.

  1.  Investment results calculated after reinvestment of dividends.

  2.  The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ National Market and Small Cap stocks.

  3.  The S&P 500 Index is a broad unmanaged measure of the U.S. stock market.

  4.  The S&P 400 MidCap Index is a broad unmanaged measure of the U.S. stock market.

  5.  The Russell 2000 Index is a broad unmanaged index composed of the smallest 2,000 companies in the Russell 3000 Index.

  6.  Not annualized.

  7.  Compound annual growth rate (annualized return). Assumes all dividends were reinvested in shares of the Fund.

  8.  Cumulative return for the three year period was 60.88%, assuming all dividends were reinvested in shares of the Fund.

  9.  Cumulative return for the five year period was 31.85%, assuming all dividends were reinvested in shares of the Fund.

  10.  Cumulative return for the ten year period was 346.37%, assuming all dividends were reinvested in shares of the Fund.

  11.  The inception date of the Fund was 1/1/96.

  12.  Cumulative return since inception was 531.61%, assuming all dividends were reinvested in shares of the Fund.

Top Ten Holdings*

(as a % of total investments, as of June 30, 2006)

Security		% of Total Investments†
1) Motorola, Inc.	MOT	5.17%
2) Talisman Energy, Inc.	TLM	3.30%
3) GlobalSantaFe Corp.	GSF	2.69%
4) Chesapeake Energy Corp.	CHK	2.68%
5) Seagate Technology	STX	2.38%
6) Johnson & Johnson	JNJ	2.38%
7) Brooks Automation, Inc.	BRKS	2.25%
8) National Semiconductor Corp.	NSM	2.00%
9) Comcast Corp.	CMCSA	1.99%
10) Thermo Electron Corp.	TMO	1.94%

Top Ten Holdings = 26.78% of Total Investments†

  *  Current portfolio holdings may not be indicative of future portfolio holdings.

  †  Percentage of total investments includes all stocks and fixed income securities plus cash minus all short positions.

Sector Weightings*

(as a % of total investments, as of June 30, 2006)

Sector	Long(1)	(Short)(1)	Total(1)(2)
Healthcare/Medical Devices/ Pharmaceuticals	13.71%	(0.54)%	13.17%
Cable/Media/Software	7.74%	(0.92)%	6.82%
Energy & Industrial	15.24%	—	15.24%
Business Services/Consumer/ Financial	7.09%	(3.68)%	3.41%
Technology	26.24%	(1.81)%	24.43%
Telecommunications	9.50%	(0.21)%	9.29%
Miscellaneous	2.35%	—	2.35%
Cash & Fixed Income Investments	25.29%	—	25.29%

*  Current portfolio holdings may not be indicative of future portfolio holdings.

(1)  Percentage of total investments includes all stocks and fixed income securities plus cash minus all short positions.

(2)  Total represents the difference between the long exposure and the short exposure, which produces the net exposure.

Comparison of Change in Value of a $10,000 Investment

Past performance does not guarantee future results. The performance data quoted represents past performance, and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please visit www.needhamfunds.com. The graph above does not reflect the deduction of taxes that a shareholder would have paid on Fund distributions or on the redemption of Fund shares. Since inception, the Fund's Adviser has absorbed certain expenses of the Fund, without which returns would have been lower.

Needham Funds

NEEDHAM AGGRESSIVE GROWTH FUND (Unaudited)  TICKER: NEAGX

Comparative Performance Statistics as of June 30, 2006

	6 Months(5)	1 Year	3 Years(6)		Since Inception(6)(8)
Needham Aggressive Growth Fund(1)	2.77%	14.07%	12.59	%(7)	8.52	%(9)
S&P 500 Index(2)	2.71%	8.63%	11.20%		5.12%
NASDAQ Composite Index(3)	(1.08)%	6.48%	10.91%		5.98%
Russell 2000 Index(4)	8.27%	14.68%	18.75%		12.11%

Past performance does not guarantee future results. The performance data quoted represents past performance, and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please visit www.needhamfunds.com. The returns shown in the above table and accompanying footnotes are net of expenses. The table above does not reflect the deduction of taxes that a shareholder would have paid on Fund distributions or on the redemption of Fund shares. Since inception, the Fund's Adviser has absorbed certain expenses of the Fund, without which returns would have been lower.

  1.  Investment results calculated after reinvestment of dividends.

  2.  The S&P 500 Index is a broad unmanaged measure of the U.S. stock market.

  3.  The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ National Market and Small Cap stocks.

  4.  The Russell 2000 Index is a broad unmanaged index composed of the smallest 2,000 companies in the Russell 3000 Index.

  5.  Not annualized.

  6.  Compound annual growth rate (annualized return). Assumes all dividends were reinvested in shares of the Fund.

  7.  Cumulative return for the three year period was 42.73%, assuming all dividends were reinvested in shares of the Fund.

  8.  The inception date of the Fund was 9/4/01.

  9.  Cumulative return since inception was 48.28%, assuming all dividends were reinvested in shares of the Fund.

Top Ten Holdings*

(as a % of total investments, as of June 30, 2006)

Security		% of Total Investments†
1) Precision Castparts Corp.	PCP	5.47%
2) Alliance Data Systems Corp.	ADS	5.04%
3) Express Scripts, Inc.	ESRX	4.92%
4) Comcast Corp.	CMCSK	3.75%
5) WebEx Communications, Inc.	WEBX	3.56%
6) Gilead Sciences, Inc.	GILD	3.38%
7) Euronet Worldwide, Inc.	EEFT	3.29%
8) Community Health Systems, Inc.	CYH	3.15%
9) Dolby Laboratories, Inc.	DLB	2.78%
10) Kyphon, Inc.	KYPH	2.74%

Top Ten Holdings = 38.08% of Total Investments†

  *  Current portfolio holdings may not be indicative of future portfolio holdings.

  †  Percentage of total investments includes all stocks plus cash minus all short positions.

Sector Weightings*

(as a % of total investments, as of June 30, 2006)

Sector	Long(1)	(Short)(1)	Total(1)(2)
Healthcare/Medical Devices/ Pharmaceuticals	21.93%	—	21.93%
Energy & Industrial	5.47%	—	5.47%
Business Services & Financial	24.57%	(1.64)%	22.93%
Consumer	9.04%	—	9.04%
Technology & Telecommunications	28.39%	(0.26)%	28.13%
Cash & Fixed Income Investments	12.50%	—	12.50%

*  Current portfolio holdings may not be indicative of future portfolio holdings.

(1)  Percentage of total investments includes all stocks plus cash minus all short positions.

(2)  Total represents the difference between the long exposure and the short exposure, which produces the net exposure.

Comparison of Change in Value of a $10,000 Investment

Past performance does not guarantee future results. The performance data quoted represents past performance, and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please visit www.needhamfunds.com. The graph above does not reflect the deduction of taxes that a shareholder would have paid on Fund distributions or on the redemption of Fund shares. Since inception, the Fund's Adviser has absorbed certain expenses of the Fund, without which returns would have been lower.

Semiannual Report 2006

NEEDHAM SMALL CAP GROWTH FUND (Unaudited)  TICKER: NESGX

Comparative Performance Statistics as of June 30, 2006

	6 Months(5)	1 Year	3 Years(6)		Since Inception(6)(8)
Needham Small Cap Growth Fund(1)	3.34%	8.40%	14.64	%(7)	17.79	%(9)
S&P 500 Index(2)	2.71%	8.63%	11.20%		5.82%
NASDAQ Composite Index(3)	(1.08)%	6.48%	10.91%		7.40%
Russell 2000 Index(4)	8.27%	14.68%	18.75%		11.23%

Past performance does not guarantee future results. The performance data quoted represents past performance, and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please visit www.needhamfunds.com. The returns shown in the above table and accompanying footnotes are net of expenses. The table above does not reflect the deduction of taxes that a shareholder would have paid on Fund distributions or on the redemption of Fund shares. Since inception, the Fund's Adviser has absorbed certain expenses of the Fund, without which returns would have been lower.

  1.  Investment results calculated after reinvestment of dividends.

  2.  The S&P 500 Index is a broad unmanaged measure of the U.S. stock market.

  3.  The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ National Market and Small Cap stocks.

  4.  The Russell 2000 Index is a broad unmanaged index composed of the smallest 2,000 companies in the Russell 3000 Index.

  5.  Not annualized.

  6.  Compound annual growth rate (annualized return). Assumes all dividends were reinvested in shares of the Fund.

  7.  Cumulative return for the three year period was 50.68%, assuming all dividends were reinvested in shares of the Fund.

  8.  The inception date of the Fund was 5/22/02.

  9.  Cumulative return since inception was 95.88%, assuming all dividends were reinvested in shares of the Fund.

Top Ten Holdings*

(as a % of total investments, as of June 30, 2006)

Security		% of Total Investments†
1) Genesee & Wyoming, Inc.	GWR	6.60%
2) Advisory Board Company	ABCO	5.50%
3) Bright Horizons Family Solutions, Inc.	BFAM	4.92%
4) Actuant Corp.	ATU	4.89%
5) Corporate Executive Board Company	EXBD	3.60%
6) Argon ST, Inc.	STST	3.13%
7) Phase Forward, Inc.	PFWD	3.01%
8) HealthExtras, Inc.	HLEX	2.96%
9) Mobile Mini, Inc.	MINI	2.87%
10) inVentiv Health, Inc.	VTIV	2.82%

Top Ten Holdings = 40.30% of Total Investments†

  *  Current portfolio holdings may not be indicative of future portfolio holdings.

  †  Percentage of total investments includes all stocks plus cash minus all short positions.

Sector Weightings*

(as a % of total investments, as of June 30, 2006)

Sector	Long(1)	(Short)(1)	Total(1)(2)
Healthcare/Medical Devices/ Pharmaceuticals	25.26%	(2.52)%	22.74%
Cable/Media/Software	3.31%	(0.09)%	3.22%
Energy & Industrial	16.26%	—	16.26%
Business Services/Consumer/ Financial	28.44%	(3.68)%	24.76%
Technology	23.44%	(2.52)%	20.92%
Telecommunications	4.75%	(0.66)%	4.09%
Cash & Fixed Income Investments	8.01%	—	8.01%

*  Current portfolio holdings may not be indicative of future portfolio holdings.

(1)  Percentage of total investments includes all stocks plus cash minus all short positions.

(2)  Total represents the difference between the long exposure and the short exposure, which produces the net exposure.

Comparison of Change in Value of a $10,000 Investment

Past performance does not guarantee future results. The performance data quoted represents past performance, and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please visit www.needhamfunds.com. The graph above does not reflect the deduction of taxes that a shareholder would have paid on Fund distributions or on the redemption of Fund shares. Since inception, the Fund's Adviser has absorbed certain expenses of the Fund, without which returns would have been lower.

Needham Funds

Disclosure of Fund Expenses (Unaudited)

The following expense table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. A Fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in each Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The expense example table below illustrates your Fund's costs in two ways:

•  Actual Expenses. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number given for your Fund under the heading entitled "Expenses Paid During Period."

•  Hypothetical Expenses on a 5% Return. This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case — because the return used is not the Fund's actual return — the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholders reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs (if any). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

For the Period January 1, 2006 to June 30, 2006

Expense Example Table

	Beginning Account Value 1/1/06	Ending Account Value 6/30/06	Expenses Paid During Period* 1/1/06- 6/30/06	Expense Ratio During Period 1/1/06- 6/30/06
Needham Growth Fund
Actual Expenses	$1,000.00	$1,081.00	$10.01	1.94%
Hypothetical Expenses on a 5% Return	$1,000.00	$1,015.17	$9.69	1.94%
Needham Aggressive Growth Fund
Actual Expenses	$1,000.00	$1,027.70	$11.87	2.36%
Hypothetical Expenses on a 5% Return	$1,000.00	$1,013.09	$11.78	2.36%
Needham Small Cap Growth Fund
Actual Expenses	$1,000.00	$1,033.40	$12.35	2.45%
Hypothetical Expenses on a 5% Return	$1,000.00	$1,012.65	$12.23	2.45%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Semiannual Report 2006

Needham Growth Fund

Schedule of Investments

June 30, 2006 (Unaudited)

	Shares	Value
Common Stocks (74.2%)
Business Services (4.2%)
Acacia Research - Acacia Technologies	10,000	$140,600
Affiliated Computer Services, Inc. - Class A*	45,000	2,322,450
First Data Corp.†	75,000	3,378,000
Iron Mountain, Inc.*	100,000	3,738,000
		9,579,050
Cable Television & Equipment (1.9%)
Comcast Corp. - Class A†*	130,000	4,256,200
Computers - Integrated Systems (1.2%)
Kronos, Inc.†*	75,000	2,715,750
Computers - Storage (3.8%)
Datalink Corp. (PP)*	400,000	2,084,000
Datalink Corp.*	285,400	1,486,934
Seagate Technology	225,000	5,094,000
		8,664,934
Construction (0.8%)
Walter Industries, Inc.	30,000	1,729,500
Contract Manufacturing & Materials (1.6%)
Merix Corp.*	200,000	2,194,000
Pemstar, Inc. (L)*	400,000	1,372,000
		3,566,000
Electronic Components & Equipment (9.9%)
Actel Corp. (L)*	150,000	2,152,500
Agere Systems, Inc.†*	200,000	2,940,000
Atmel Corp. (L)*	750,000	4,162,499
AXT, Inc. (L)*	325,000	1,053,000
Electro Scientific Industries, Inc.*	20,000	359,800
Houston Wire & Cable Company (L)	21,698	373,206
Newport Corp.*	250,000	4,030,000
Orbotech Ltd.*	148,600	3,407,398
Vishay Intertechnology, Inc.†*	150,000	2,359,500
X-Rite, Inc. (L)	184,100	2,023,259
		22,861,162
Enabling Technology (1.3%)
Dolby Laboratories, Inc.*	125,000	2,912,500
Healthcare Services (3.0%)
HCA, Inc. (L)	50,000	2,157,500
HealthSouth Corp. (L)*	450,000	1,732,500
Phase Forward, Inc.*	265,250	3,055,680
		6,945,680

		Shares	Value
Insurance (1.3%)
American International Group, Inc. (L)		50,000	$2,952,500
Manufacturing & Industrial Equipment (3.8%)
Intevac, Inc. (L)*		39,300	852,024
Southwall Technologies, Inc.*		728,000	470,288
Sypris Solutions, Inc. (L)		350,000	3,307,500
Tyco International Ltd.		150,000	4,125,000
			8,754,812
Medical Devices & Supplies (5.3%)
Analogic Corp.		60,000	2,796,600
CONMED Corp.*		150,000	3,105,000
Thermo Electron Corp.†*		115,000	4,167,600
VIASYS Healthcare, Inc.†*		78,400	2,007,040
			12,076,240
Networking Products (1.0%)
3	Com Corp. (L)*	440,000	2,252,800
Oil & Gas - Exploration & Production (8.0%)
Chesapeake Energy Corp. (L)		190,000	5,747,500
GlobalSantaFe Corp.		100,000	5,775,000
Talisman Energy, Inc.		405,000	7,079,400
			18,601,900
Pharmaceuticals & Biotechnology (4.4%)
Johnson & Johnson†		85,000	5,093,200
Merck & Co., Inc. (L)		50,000	1,821,500
Schering-Plough Corp.		162,000	3,082,860
			9,997,560
Semiconductors (8.2%)
Brooks Automation, Inc.*		408,028	4,814,730
Entegris, Inc. (L)*		187,550	1,787,352
FSI International, Inc.*		481,000	3,314,090
MKS Instruments, Inc.*		134,100	2,698,092
National Semiconductor Corp. (L)		180,000	4,293,000
Semitool, Inc.*		144,435	1,302,804
Standard Microsystems Corp. (L)*		40,000	873,200
			19,083,268
Software (5.4%)
Aspen Technology, Inc.*		250,000	3,280,000
Hyperion Solutions Corp.*		112,500	3,105,000
Microsoft Corp.		100,000	2,330,000
Parametric Technology Corp.*		175,000	2,224,250
Phoenix Technologies Ltd.*		290,000	1,394,900
			12,334,150

See accompanying notes to financial statements.

Needham Funds

Needham Growth Fund

Schedule of Investments (Continued)

June 30, 2006 (Unaudited)

	Shares	Value
Specialty Retailing & Manufacturing (1.2%)
CarMax, Inc.*	75,000	$2,659,500
Wireless Communications & Equipment (7.9%)
EMS Technologies, Inc.*	176,900	3,178,893
Motorola, Inc.	550,000	11,082,500
ViaSat, Inc. (L)*	150,000	3,852,000
		18,113,393
Total Common Stocks (Cost $125,376,403)		170,056,899
Foreign Stock (0.2%)
Medical Devices & Supplies (0.2%)
Grifols S.A.	43,210	355,331
Total Foreign Stock (Cost $244,422)		355,331
Convertible Preferred Stock (0.0%)
Cable Television & Equipment (0.0%)
Adelphia Communications Corp., 7.50%, 11/15/49, Series E**	182,000	1,820
Total Convertible Preferred Stock (Cost $2,554,580)		1,820
Investment Trusts (2.2%)
H&Q Healthcare Investors (L)	172,386	2,925,386
H&Q Life Sciences Investors (L)	137,444	2,118,019
Total Investment Trusts (Cost $5,154,330)		5,043,405

	Principal Amount	Value
Repurchase Agreements (26.1%)
Bear Stearns Companies, Inc., 4.50%, 7/3/06 (Purchased on 6/30/06, proceeds at maturity $54,231,380 collateralized by U.S. Treasury Obligations, 11/15/16-2/15/19, value $55,785,306)	$54,211,051	$54,211,051
Bear Stearns Companies, Inc., 2.66%, 7/3/06 (Purchased on 6/30/06, proceeds at maturity $916,321, collateralized by U.S. Treasury Obligation, 2/15/19, value $942,706) (Held as Collateral for Securities Lending)	916,118	916,118
Bear Stearns Companies, Inc., 5.31%, 7/3/06 (Purchased on 6/30/06, proceeds at maturity $4,689,744, collateralized by U.S. Treasury Obligation, 11/15/16, value $4,825,921) (Held as Collateral for Securities Lending)	4,687,669	4,687,669
Total Repurchase Agreements (Cost $59,814,838)		59,814,838
Total Investments (102.7%) (Cost $193,144,573)		235,272,293
Total Securities Sold Short (-6.7%)		(15,349,802)
Net Other Assets (Liabilities) (4.0%)		9,076,548
Net Assets (100.0%)		$228,999,039

  *  Represents non-income producing securities.

  **  Represents defaulted securities.

  †  Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $26,830,250.

  (L)  All or a portion of security is on loan as of June 30, 2006. The total value of securities on loan as of June 30, 2006 was $5,488,921.

  (PP)  Private placement. Securities are exempt from registration under Rule 144 of the Securities Act of 1933. Such securities may be resold, normally to institutional buyers, in transactions exempt from registration. At June 30, 2006, the aggregate value of Rule 144 securities amounted to $2,084,000, which represents approximately 0.9% of net assets as of that date.

See accompanying notes to financial statements.

Semiannual Report 2006

Needham Growth Fund

Schedule of Securities Sold Short

June 30, 2006 (Unaudited)

	Shares	Value
Common Stocks (6.7%)
Business Services (1.0%)
Kenexa Corp.*	50,000	$1,592,500
VistaPrint Ltd.	30,000	802,200
		2,394,700
Computers - Storage (1.2%)
Rackable Systems, Inc.*	70,000	2,764,300
Consumer Services (0.4%)
NutriSystem, Inc.	15,000	931,950
Financial Services (2.0%)
Bankrate, Inc.*	51,800	1,955,968
Lehman Brothers Holdings, Inc.	40,000	2,606,000
		4,561,968
Pharmaceuticals & Biotechnology (0.5%)
Myogen, Inc.*	40,000	1,160,000
Semiconductors (0.5%)
FormFactor, Inc.*	25,000	1,115,750

	Shares	Value
Software (0.9%)
ANSYS, Inc.*	18,700	$894,234
salesforce.com, inc.*	40,000	1,066,400
		1,960,634
Telecommunication Services & Equipment (0.2%)
Essex Corp.*	25,000	460,500
Total Securities Sold Short (Proceeds $12,114,365)		15,349,802
Total Securities Sold Short (-6.7%)		(15,349,802)
Total Investments (102.7%)		235,272,293
Net Other Assets (Liabilities) (4.0%)		9,076,548
Net Assets (100.0%)		$228,999,039

  *  Represents non-income producing securities.

See accompanying notes to financial statements.

Needham Funds

Needham Aggressive Growth Fund

Schedule of Investments

June 30, 2006 (Unaudited)

	Shares	Value
Common Stocks (85.0%)
Business Services (23.7%)
Affiliated Computer Services, Inc. - Class A*	8,000	$412,880
Alliance Data Systems Corp.*	15,000	882,301
ChoicePoint, Inc.*	10,000	417,700
Euronet Worldwide, Inc. (L)*	15,000	575,550
First Data Corp. (L)	7,500	337,800
Getty Images, Inc. (L)*	6,000	381,060
Iron Mountain, Inc.*	12,500	467,250
Portfolio Recovery Associates, Inc.*	10,000	457,000
WebSideStory, Inc. (L)*	30,000	366,000
		4,297,541
Cable Television & Equipment (3.6%)
Comcast Corp. - Special Class A*	20,000	655,600
Electronic Components & Equipment (1.7%)
Houston Wire & Cable Company (L)	1,702	29,274
Orbotech Ltd.†*	12,000	275,160
		304,434
Enabling Technology (5.2%)
Dolby Laboratories, Inc.*	20,888	486,690
NAVTEQ Corp.*	10,000	446,800
		933,490
Healthcare Services (10.6%)
Community Health Systems, Inc.*	15,000	551,250
Express Scripts, Inc.*	12,000	860,880
Phase Forward, Inc.*	25,000	288,000
United Surgical Partners International, Inc. (L)*	7,500	225,525
Visicu, Inc. (L)	345	6,089
		1,931,744
Internet Services (1.8%)
Yahoo! Inc.*	10,000	330,000
Manufacturing & Industrial Equipment (5.3%)
Precision Castparts Corp.	16,000	956,160
Medical Devices & Supplies (7.1%)
Cytyc Corp. (L)*	10,000	253,600
Kyphon, Inc.*	12,500	479,500
NuVasive, Inc. (L)*	8,000	145,840
St. Jude Medical, Inc.*	12,500	405,250
		1,284,190

	Shares	Value
Pharmaceuticals & Biotechnology (3.3%)
Gilead Sciences, Inc.*	10,000	$591,600
Semiconductors (5.1%)
Advanced Analogic Technologies, Inc. (L)*	20,000	209,600
Monolithic Power Systems, Inc.*	20,000	236,600
NetLogic Microsystems, Inc.*	5,000	161,250
Semitool, Inc.*	35,000	315,700
		923,150
Software (9.6%)
Autodesk, Inc.†*	7,500	258,450
Hyperion Solutions Corp.*	15,000	414,000
Parametric Technology Corp.*	11,000	139,810
WebEx Communications, Inc.†*	17,500	621,950
Witness Systems, Inc.*	15,000	302,550
		1,736,760
Specialty Retailing & Manufacturing (5.1%)
American Eagle Outfitters, Inc. (L)	7,500	255,300
Coach, Inc.*	15,000	448,500
Guitar Center, Inc.*	5,000	222,350
		926,150
Wireless Communications & Equipment (2.9%)
EMS Technologies, Inc.*	15,000	269,550
ViaSat, Inc.*	10,000	256,800
		526,350
Total Common Stocks (Cost $11,592,191)		15,397,169
Foreign Stock (1.3%)
Enabling Technology (1.1%)
Tele Atlas NV*	10,000	211,147
Medical Devices & Supplies (0.2%)
Grifols S.A.	3,415	28,083
Total Foreign Stock (Cost $244,455)		239,230

See accompanying notes to financial statements.

Semiannual Report 2006

Needham Aggressive Growth Fund

Schedule of Investments (Continued)

June 30, 2006 (Unaudited)

	Principal Amount	Value
Repurchase Agreements (22.2%)
Bear Stearns Companies, Inc., 4.50%, 7/3/06 (Purchased on 6/30/06, proceeds at maturity $2,187,568, collateralized by U.S. Treasury Obligation, 11/15/16, value $2,251,901)	$2,186,748	$2,186,748
Bear Stearns Companies, Inc., 2.66%, 7/3/06 (Purchased on 6/30/06, proceeds at maturity $44,777, collateralized by U.S. Treasury Obligation, 11/15/16, value $46,854) (Held as Collateral for Securities Lending)	44,767	44,767
Bear Stearns Companies, Inc., 5.31%, 7/3/06 Purchased on 6/30/06, proceeds at maturity $1,793,840, collateralized by U.S Treasury Obligation, 11/15/16, value $1,847,789) (Held as Collateral for Securities Lending)	1,793,047	1,793,047
Total Repurchase Agreements (Cost $4,024,562)		4,024,562
Total Investments (108.5%) (Cost $15,861,208)		19,660,961
Total Securities Sold Short (-1.8%)		(332,567)
Net Other Assets (Liabilities) (-6.7%)		(1,217,417)
Net Assets (100.0%)		$18,110,977

  *  Represents non-income producing securities.

  †  Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $711,310.

  (L)  All or a portion of security is on loan as of June 30, 2006. The total value of securities on loan as of June 30, 2006 was $1,792,108.

See accompanying notes to financial statements.

Needham Funds

Needham Aggressive Growth Fund

Schedule of Securities Sold Short

June 30, 2006 (Unaudited)

	Shares	Value
Common Stocks (1.8%)
Business Services (1.6%)
Kenexa Corp.*	6,500	$207,025
VistaPrint Ltd.	3,000	80,220
		287,245
Software (0.2%)
salesforce.com, inc.*	1,700	45,322
Total Securities Sold Short (Proceeds $323,935)		332,567
Total Securities Sold Short (-1.8%)		(332,567)
Total Investments (108.5%)		19,660,961
Net Other Assets (Liabilities) (-6.7%)		(1,217,417)
Net Assets (100.0%)		$18,110,977

  *  Represents non-income producing securities.

See accompanying notes to financial statements.

Semiannual Report 2006

Needham Small Cap Growth Fund

Schedule of Investments

June 30, 2006 (Unaudited)

	Shares	Value
Common Stocks (91.8%)
Aerospace & Satellite (1.6%)
Innovative Solutions and Support, Inc. (L)*	9,750	$137,085
Integral Systems, Inc.	5,000	134,150
		271,235
Business Services (15.7%)
Copart, Inc.†*	10,000	245,600
Corporate Executive Board Co.	5,500	551,100
FactSet Research Systems, Inc. (L)	5,000	236,500
FTI Consulting, Inc.†*	15,000	401,550
Jupitermedia Corp. (L)	15,000	195,000
Mobile Mini, Inc. (L)*	15,000	438,900
Ritchie Brothers Auctioneers, Inc.†	7,500	398,850
WebSideStory, Inc.*	15,000	183,000
		2,650,500
Computers - Integrated Systems (1.3%)
MICROS Systems, Inc.*	5,000	218,400
Computers - Storage (1.6%)
Datalink Corp.*	51,825	270,008
Day Care Services (4.5%)
Bright Horizons Family Solutions, Inc.*	20,000	753,800
Defense (2.8%)
Argon ST, Inc. (L)*	18,000	479,340
Electronic Components & Equipment (3.4%)
Badger Meter, Inc.†	13,000	351,000
Houston Wire & Cable Company (L)	1,600	27,520
X-Rite, Inc. (L)	18,400	202,216
		580,736
Enabling Technology (3.8%)
Dolby Laboratories, Inc.*	18,000	419,400
NAVTEQ Corp.*	5,000	223,400
		642,800
Financial Services (0.9%)
Safeguard Scientifics, Inc.*	66,700	144,072

	Shares	Value
Healthcare Services (15.7%)
Advisory Board Co. (L)*	17,500	$841,575
HealthExtras, Inc.†*	15,000	453,300
HealthSouth Corp. (L)*	50,000	192,500
I-trax, Inc.*	90,200	282,326
inVentiv Health, Inc.	15,000	431,700
Phase Forward, Inc.*	40,000	460,800
		2,662,201
Insurance (2.5%)
Philadelphia Consolidated Holding Corp.*	14,000	425,040
Manufacturing & Industrial Equipment (4.9%)
Actuant Corp. - Class A (L)	15,000	749,250
Sypris Solutions, Inc. (L)	9,000	85,050
		834,300
Marketing Services (2.2%)
aQuantive, Inc.*	15,000	379,950
Medical Devices & Supplies (7.1%)
CONMED Corp.*	10,000	207,000
Immucor, Inc.*	20,000	384,600
Intermagnetics General Corp.†*	10,000	269,800
IRIS International, Inc. (L)*	10,500	138,180
SurModics, Inc.*	5,000	180,550
ZEVEX International, Inc.*	1,500	24,300
		1,204,430
Oil & Gas - Equipment & Services (0.9%)
Dawson Geophysical Co.*	5,000	153,850
Oil & Gas - Exploration & Production (2.9%)
Encore Acquisition Co. (L)*	15,000	402,450
Talisman Energy, Inc.	5,000	87,400
		489,850
Semiconductors (6.7%)
EMCORE Corporation	5,000	48,000
Entegris, Inc.*	40,000	381,200
MKS Instruments, Inc.*	17,500	352,100
Semitool, Inc.*	20,000	180,400
Standard Microsystems Corp.*	7,500	163,725
		1,125,425
Software (3.0%)
Convera Corp. (L)*	15,000	100,800
Parametric Technology Corp.*	20,000	254,200
Witness Systems, Inc.*	7,500	151,275
		506,275
Transportation (6.0%)
Genesee & Wyoming, Inc. - Class A (L)*	28,500	1,010,895

See accompanying notes to financial statements.

Needham Funds

Needham Small Cap Growth Fund

Schedule of Investments (Continued)

June 30, 2006 (Unaudited)

	Shares	Value
Wireless Communications & Equipment (4.3%)
Novatel Wireless, Inc.†*	10,000	$341,600
ViaSat, Inc.*	15,000	385,200
		726,800
Total Common Stocks (Cost $12,012,226)		15,529,907
	Principal Amount
Repurchase Agreements (16.5%)
Bear Stearns Companies, Inc., 4.50%, 7/3/06 (Purchased on 6/30/06, proceeds at maturity $1,228,057, collateralized by U.S. Treasury Obligation, 11/15/16, value $1,265,047)	$1,227,597	1,227,597
Bear Stearns Companies, Inc., 2.66%, 7/3/06 (Purchased on 6/30/06, proceeds at maturity $228,017, collateralized by U.S. Treasury Obligation, 11/15/16, value $237,196)(Held as Collateral for Securities Lending)	227,967	227,967

	Principal Amount	Value
Bear Stearns Companies, Inc., 5.31%, 7/3/06 (Purchased on 6/30/06, proceeds at maturity $1,339,355, collateralized by U.S. Treasury Obligation, 11/15/16, value $1,379,253) (Held as Collateral for Securities Lending)	$1,338,763	$1,338,763
Total Repurchase Agreements (Cost $2,794,327)		2,794,327
Total Investments (108.3%) (Cost $14,806,553)		18,324,234
Total Securities Sold Short (-8.5%)		(1,448,513)
Net Other Assets (Liabilities) (0.2%)		39,762
Net Assets (100.0%)		$16,915,483

  *  Represents non-income producing securities.

  †  Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $2,380,700.

  (L)  All or a portion of security is on loan as of June 30, 2006. The total value of securities on loan as of June 30, 2006 was $1,516,821.

See accompanying notes to financial statements.

Semiannual Report 2006

Needham Small Cap Growth Fund

Schedule of Securities Sold Short

June 30, 2006 (Unaudited)

	Shares	Value
Common Stocks (8.5%)
Business Services (2.1%)
Kenexa Corp.*	7,000	$222,950
VistaPrint Ltd.	5,000	133,700
		356,650
Computers - Integrated Systems (0.5%)
Radiant Systems, Inc.*	7,500	79,275
Computers - Storage (1.3%)
Rackable Systems, Inc.*	5,500	217,195
Consumer Services (0.5%)
NutriSystem, Inc.	1,500	93,195
Financial Services (0.7%)
Bankrate, Inc.*	3,000	113,280
Medical Devices & Supplies (1.7%)
Integra LifeSciences Holdings Corp.*	7,500	291,075
Synovis Life Technologies, Inc.	100	983
		292,058

	Shares	Value
Pharmaceuticals & Biotechnology (0.5%)
Cambrex Corporation*	1,000	$20,830
Myogen, Inc.*	2,500	72,500
		93,330
Semiconductors (0.5%)
FormFactor, Inc.*	2,000	89,260
Software (0.1%)
OPNET Technologies, Inc.	1,000	12,960
Telecommunication Services & Equipment (0.6%)
Essex Corp.*	5,500	101,310
Total Securities Sold Short (Proceeds $1,546,364)		1,448,513
Total Securities Sold Short (-8.5%)		(1,448,513)
Total Investments (108.3%)		18,324,234
Net Other Assets (Liabilities) (0.2%)		39,762
Net Assets (100.0%)		$16,915,483

  *  Represents non-income producing securities.

See accompanying notes to financial statements.

Needham Funds

Statements of Assets and Liabilities (Unaudited)

June 30, 2006

	Needham Growth Fund	Needham Aggressive Growth Fund	Needham Small Cap Growth Fund
Assets:
Investments, at Value* (Cost $133,329,735, $11,836,646 and $12,012,226, respectively)	$175,457,455	$15,636,399	$15,529,907
Repurchase Agreements, at Cost	59,814,838	4,024,562	2,794,327
Total Investments	235,272,293	19,660,961	18,324,234
Receivables:
Deposit with Broker for Securities Sold Short	14,614,365	323,935	1,546,364
Dividends and Interest	363,140	11,775	7,746
Fund Shares Sold	174,820	—	7
Investment Securities Sold	125,085	400,589	193,690
Prepaid Expenses and Other Assets	382,849	16,990	16,217
Total Assets	250,932,552	20,414,250	20,088,258
Liabilities:
Securities Sold Short, at Value (Proceeds $12,114,365, $323,935 and $1,546,364, respectively)	15,349,802	332,567	1,448,513
Payable upon Return of Securities Loaned	5,603,787	1,837,814	1,566,730
Payables:
Investment Securities Purchased	347,902	—	43,200
Fund Shares Redeemed	70,383	41,609	36,550
Due to Adviser	233,274	18,334	17,388
Distribution Fees	46,655	3,667	3,478
Chief Compliance Officer Fees	14,588	1,131	1,067
Accrued Expenses and Other Liabilities	267,122	68,151	55,849
Total Liabilities:	21,933,513	2,303,273	3,172,775
Net Assets	$228,999,039	$18,110,977	$16,915,483
Shares Issued and Outstanding $.001 Par Value (Authorized 800,000,000, 100,000,000 and 100,000,000, respectively)	5,935,589	1,284,008	957,996
Net Asset Value, Offering and Redemption Price Per Share	$38.58	$14.11	$17.66
Components of Net Assets
Paid-in Capital	$166,491,987	$12,669,502	$10,181,469
Undistributed Net Investment Income (Loss)	(86,769)	(157,299)	(162,255)
Accumulated Net Realized Gains (Losses) from Investment Transactions	23,701,538	1,807,653	3,280,737
Net Unrealized Appreciation (Depreciation) of Investment Securities and Securities Sold Short	38,892,283	3,791,121	3,615,532
Total Net Assets	$228,999,039	$18,110,977	$16,915,483

  *  Includes securities on loan with total values of $5,488,921, $1,792,108 and $1,516,821, respectively.

See accompanying notes to financial statements.

Semiannual Report 2006

Statements of Operations (Unaudited)

For the Six Months Ended June 30, 2006

	Needham Growth Fund	Needham Aggressive Growth Fund	Needham Small Cap Growth Fund
Investment Income
Dividends	$611,829	$5,872	$11,283
Interest	1,489,922	52,572	37,632
Securities Lending	28,434	4,865	14,546
Total Investment Income	2,130,185	63,309	63,461
Expenses
Investment Advisory Fees	1,428,408	116,563	115,192
Distribution Fees	285,681	23,313	23,038
Administration and Accounting Fees	79,990	10,890	10,718
Chief Compliance Officer Fees	14,588	1,131	1,067
Audit Fees	61,711	10,337	11,283
Custodian Fees	40,069	5,369	8,701
Dividend Expense on Securities Sold Short	12,480	264	—
Insurance Expense	12,004	943	2,193
Interest Expense*	9,017	466	539
Legal Fees	67,045	22,658	21,324
Filing Fees	19,832	12,060	11,263
Shareholders' Reports	69,806	3,827	3,409
Transfer Agent Fees	81,971	9,408	14,257
Directors' Fees	13,981	754	742
Other Expenses	20,371	2,264	1,990
Total Expenses	2,216,954	220,247	225,716
Net Investment Loss	(86,769)	(156,938)	(162,255)
Realized and Unrealized Gain (Loss) on Investment Securities, Warrants and Securities Sold Short
Net Realized Gains (Losses) on Investment Securities, Foreign Currency, Warrants and Securities Sold Short Transactions	26,526,560	1,807,653	3,027,527
Change in Unrealized Appreciation (Depreciation) of Investment Securities and Securities Sold Short	(10,099,005)	(1,162,938)	(2,273,679)
Net Realized and Unrealized Gains (Losses) on Investment Securities, Warrants and Securities Sold Short	16,427,555	644,715	753,848
Change in Net Assets Resulting from Operations	$16,340,786	$487,777	$591,593

  *  Expense consists of interest expense on temporary borrowings and/or interest expense related to securities sold short.

See accompanying notes to financial statements.

Needham Funds

Statements of Changes in Net Assets

	Needham Growth Fund		Needham Aggressive Growth Fund		Needham Small Cap Growth Fund
	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
Change in Net Assets
Operations:
Net Investment Loss	$(86,769)	$(2,152,059)	$(156,938)	$(336,810)	$(162,255)	$(341,754)
Net Realized Gains (Losses) on Investment Securities, Foreign Currency, Warrants and Securities Sold Short Transactions	26,526,560	38,533,150	1,807,653	922,531	3,027,527	2,761,377
Change in Unrealized Appreciation (Depreciation) of Investment Securities, Warrants and Securities Sold Short	(10,099,005)	(12,574,895)	(1,162,938)	1,012,874	(2,273,679)	(2,415,430)
Change in Net Assets Resulting from Operations	16,340,786	23,806,196	487,777	1,598,595	591,593	4,193
Distributions to Shareholders from:
Net Realized Gains	—	—	—	(454,170)	—	(1,851,163)
Total Distributions to Shareholders	—	—	—	(454,170)	—	(1,851,163)
Capital Transactions:
Shares Issued	34,456,919	17,886,167	221,345	557,511	746,443	3,983,552
Contribution by Adviser (Note 14)	170,390	—	9,265	—	64,404	—
Shares Issued in Reinvestment of Distributions	—	—	—	449,084	—	1,810,020
Shares Redeemed	(26,593,221)	(124,440,258)	(732,092)	(1,026,823)	(3,275,489)	(11,053,391)
Change in Net Assets from Capital Transactions	8,034,088	(106,554,091)	(501,482)	(20,228)	(2,464,642)	(5,259,819)
Change in Net Assets	24,374,874	(82,747,895)	(13,705)	1,124,197	(1,873,049)	(7,106,789)
Net Assets
Beginning of Period	204,624,165	287,372,060	18,124,682	17,000,485	18,788,532	25,895,321
End of Period	$228,999,039	$204,624,165	$18,110,977	$18,124,682	$16,915,483	$18,788,532
Undistributed Net Investment Income (Loss)	$(86,769)	$—	$(157,299)	$(361)	$(162,255)	$—
Share Transactions:
Number of Shares Issued	887,532	550,026	15,415	43,924	41,044	219,469
Number of Shares Reinvested	—	—	—	33,893	—	107,262
Number of Shares Redeemed	(684,552)	(4,037,654)	(51,193)	(81,011)	(182,157)	(624,858)
Change in Shares	202,980	(3,487,628)	(35,778)	(3,194)	(141,113)	(298,127)

See accompanying notes to financial statements.

Semiannual Report 2006

Needham Growth Fund

Financial Highlights

(For a Share Outstanding	Six Months Ended June 30,		Year Ended December 31,
Throughout each Period)	2006		2005	2004		2003	2002	2001
	(Unaudited)
Net Asset Value, Beginning of Period	$35.69		$31.17	$29.35		$19.92	$27.78	$24.77
Investment Operations
Net Investment Loss	(0.01)		(0.38)	(0.84)		(0.38)	(0.25)	(0.29)
Net Realized and Unrealized Gains (Losses) on Investments	2.87		4.90	2.62		9.81	(7.61)	3.30
Total from Investment Operations	2.86		4.52	1.78		9.43	(7.86)	3.01
Contribution by Adviser	0.03	(c)	—	0.04	(d)	—	—	—
Net Asset Value, End of Period	$38.58		$35.69	$31.17		$29.35	$19.92	$27.78
Total Return(a)	8.10	%(c)	14.50%	6.20	%(d)	47.34%	(28.29)%	12.15%
Net Assets, End of Period (000's)	$228,999		$204,624	$287,372		$364,320	$264,575	$348,387
Ratios/Supplemental Data
Ratio of Net Expenses to Average Net Assets(b)	1.94%		1.94%	2.21%		2.16%	1.92%	1.94	%(1)
Ratio of Net Expenses to Average Net Assets (excluding interest and dividend expense)(b)	1.92%		1.91%	1.78%		1.77%	1.75%	1.87%
Ratio of Net Investment Loss to Average Net Assets(b)	(0.08)%		(1.01)%	(1.51)%		(1.38)%	(1.01)%	(1.04)%
Portfolio Turnover Rate(a)	18%		16%	15%		42%	78%	150%

  (1)  Unaudited.

  (a)  Not annualized for periods less than one year.

  (b)  Annualized for periods less than one year.

  (c)  In May 2006 the Adviser made a payment to the Growth Fund which increased the six-month total return by 0.09%.

  (d)  In October 2004 the Adviser made a payment to the Growth Fund which increased the total return by 0.14%.

See accompanying notes to financial statements.

Needham Funds

Needham Aggressive Growth Fund

Financial Highlights

(For a Share Outstanding	Six Months Ended June 30,		Year Ended December 31,				September 4, 2001 to December 31,
Throughout each Period)	2006		2005	2004	2003	2002	2001*
	(Unaudited)
Net Asset Value, Beginning of Period	$13.73		$12.85	$11.51	$9.09	$11.23	$10.00
Investment Operations
Net Investment Loss	(0.12)		(0.26)	(0.36)	(0.23)	(0.17)	(0.03)
Net Realized and Unrealized Gains (Losses) on Investments	0.49		1.49	1.70	2.65	(1.76)	1.26
Total from Investment Operations	0.37		1.23	1.34	2.42	(1.93)	1.23
Contribution by Adviser	0.01	(c)	—	—	—	—	—
Less Distributions
Net Realized Gains	—		(0.35)	—	—	(0.21)	—
Total Distributions	—		(0.35)	—	—	(0.21)	—
Net Asset Value, End of Period	$14.11		$13.73	$12.85	$11.51	$9.09	$11.23
Total Return(a)	2.77	%(c)	9.70%	11.64%	26.62%	(17.15)%	12.30%
Net Assets, End of Period (000's)	$18,111		$18,125	$17,000	$17,719	$14,273	$13,178
Ratios/Supplemental Data
Ratio of Net Expenses to Average Net Assets(b)	2.36%		2.50%	2.61%	2.52%	2.51%	2.57	%(1)
Ratio of Net Expenses to Average Net Assets (excluding interest and dividend expense)(b)	2.35%		2.50%	2.50%	2.50%	2.50%	2.50%
Ratio of Net Expenses to Average Net Assets excluding waivers and reimbursement of expenses)(b)	2.36%		2.78%	3.15%	3.22%	2.78%	4.12	%(1)
Ratio of Net Investment Loss to Average Net Assets(b)	(1.68)%		(2.01)%	(2.25)%	(2.24)%	(1.76)%	(1.23)%
Ratio of Net Investment Loss to Average Net Assets (excluding waivers and reimbursement of expenses)(b)	(1.68)%		(2.29)%	(2.79)%	(2.94)%	(2.03)%	(2.78)%
Portfolio Turnover Rate(a)	25%		69%	64%	87%	58%	45%

  *  The Needham Aggressive Growth Fund commenced operations on September 4, 2001.

  (1)  Unaudited.

  (a)  Not annualized for periods less than one year.

  (b)  Annualized for periods less than one year.

  (c)  In May 2006 the Adviser made a payment to the Aggressive Growth Fund which increased the six-month total return by 0.08%.

See accompanying notes to financial statements.

Semiannual Report 2006

Needham Small Cap Growth Fund

Financial Highlights

(For a Share Outstanding	Six Months Ended June 30,		Year Ended December 31,			May 22, 2002 to December 31,
Throughout each Period)	2006		2005	2004	2003	2002*
	(Unaudited)
Net Asset Value, Beginning of Period	$17.09		$18.53	$16.84	$10.38	$10.00
Investment Operations
Net Investment Loss	(0.17)		(0.31)	(0.37)	(0.06)	(0.10)
Net Realized and Unrealized Gains (Losses) on Investments	0.74		0.66	2.11	6.52	0.48
Total from Investment Operations	0.57		0.35	1.74	6.46	0.38
Contribution by Adviser	0.07	(c)	—	—	—	—
Less Distributions
Net Realized Gains	—		(1.79)	(0.05)	—	—
Total Distributions	—		(1.79)	(0.05)	—	—
Net Asset Value, End of Period	$17.66		$17.09	$18.53	$16.84	$10.38
Total Return(a)	3.34	%(c)	2.01%	10.34%	62.24%	3.80%
Net Assets, End of Period (000's)	$16,915		$18,789	$25,895	$27,616	$4,569
Ratios/Supplemental Data
Ratio of Net Expenses to Average Net Assets(b)	2.45%		2.44%	2.52%	2.27%	2.50%
Ratio of Net Expenses to Average Net Assets (excluding interest and dividend expense)(b)	2.44%		2.44%	2.50%	2.26%	2.50%
Ratio of Net Expenses to Average Net Assets (excluding waivers and reimbursement of expenses)(b)	2.45%		2.58%	2.63%	3.25%	6.06%
Ratio of Net Investment Loss to Average Net Assets(b)	(1.76)%		(1.64)%	(1.91)%	(1.68)%	(2.04)%
Ratio of Net Investment Loss to Average Net Assets (excluding waivers and reimbursement of expenses)(b)	(1.76)%		(1.78)%	(2.02)%	(2.66)%	(5.60)%
Portfolio Turnover Rate(a)	54%		104%	68%	67%	107%

  *  The Needham Small Cap Growth Fund commenced operations on May 22, 2002.

  (a)  Not annualized for periods less than one year.

  (b)  Annualized for periods less than one year.

  (c)  In May 2006 the Adviser made a payment to the Small Cap Growth Fund which increased the six-month total return by 0.41%.

See accompanying notes to financial statements.

Needham Funds

Notes to Financial Statements
(Unaudited)

1.  Organization

Needham Growth Fund ("NGF"), Needham Aggressive Growth Fund ("NAGF") and Needham Small Cap Growth Fund ("NSCGF") (each, a "Portfolio" and collectively the "Portfolios") are portfolios of The Needham Funds, Inc. (the "Fund"), which is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund was organized as a Maryland corporation on October 12, 1995.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

Security Valuation: Investments in securities (including options) listed or traded on a nationally recognized securities exchange are valued at the last quoted sales price on the date the valuations are made. Portfolio securities and options positions for which market quotations are readily available are stated at the NASDAQ Official Closing Price or the last sale price reported by the principal exchange for each such security as of the exchange's close of business, as applicable. Securities and options for which no sale has taken place during the day and securities which are not listed on an exchange are valued at the mean of the current closing bid and asked prices. All other securities for which market prices are not readily available are valued at their fair value in accordance with Fair Value Procedures established by the Board of Directors. The Fund's Fair Value Procedures are implemented and monitored by a Fair Value Committee (the "Committee") designated by the Board. When a security is valued in accordance with the Fair Value Procedures, the Committee determines a value after taking into consideration any relevant information that is reasonably available to the Committee. Some of the more common reasons that may necessitate that a security be valued pursuant to these Fair Value Procedures include, but are not limited to: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. The assets of each Portfolio may also be valued on the basis of valuations provided by a pricing service approved by, or on behalf of, the Board of Directors.

Investment Transactions: Changes in holdings of portfolio securities for the Portfolios shall be reflected no later than in the first calculation on the first business day following the trade date for purposes of calculating the Portfolio's daily net asset value per share. For financial reporting purposes, however, portfolio security transactions are reported on trade date of the last business day of the reporting period. The cost (proceeds) of investments sold (bought to cover) is determined on a specific identification basis for the purpose of determining gains or losses on sales and buys to cover short positions. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Allocation of Expenses: Expenses directly attributable to a Portfolio are charged directly to that Portfolio, while expenses which are attributable to more than one Portfolio are allocated among the respective Portfolios based upon relative net assets or some other reasonable method.

Distributions to Shareholders: Dividends from net investment income, if any, are declared and paid annually for the Portfolios. Distributable net realized gains, if any, are declared and distributed at least annually.

Use of Estimates: The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

Federal Income Taxes: It is the policy of each Portfolio to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income tax is required.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolios' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact on the financial statements has not yet been determined.

3.  Investment Advisory and Administrative Services

The Fund has engaged Needham Investment Management L.L.C. (the "Adviser") to manage its investments. The Fund pays the Adviser a fee at the annual rate of 1.25% of the average daily net assets of each Portfolio.

The Adviser has contractually agreed to waive its fee for, and to reimburse expenses of, NAGF and NSCGF in an amount that limits annual operating expenses (excluding interest expense and dividend expense on securities sold short) to not more than 2.50% of the average daily net assets of NAGF and NSCGF for the period ended December 31, 2006.

Semiannual Report 2006

Notes to Financial Statements (Continued)
(Unaudited)

For the period ended June 30, 2006, the Adviser waived none of its fees for NAGF or NSCGF.

The Fund and BISYS Fund Services Ohio, Inc. (the "Administrator") are parties to a Master Services Agreement. The Administrator provides administrative and fund accounting services pursuant to this agreement and, in consideration of these services, receives a fee computed daily and paid monthly at an annual rate equal to 0.07% of the first $750 million of the average daily net assets of the Portfolios, and 0.065% of the average daily net assets of the Portfolios, in excess of $750 million. The Administrator also provides transfer agent and other services pursuant to this agreement for additional fees.

Certain officers of the Fund are also officers of the Adviser, Administrator, and/or Needham & Company, LLC (the "Distributor"). Such officers receive no fees from the Fund for serving as officers of the Fund. Each of the two Independent Directors receives a quarterly retainer of $3,000 and a per-meeting fee of $500. Each Independent Director is also a member of the Fund's Audit Committee and receives a fee of $500 per meeting attended. The Adviser provides an employee to serve as Chief Compliance Officer for the Fund and to provide certain related services, and receives an annual fee for this service as approved by the Fund's Board of Directors.

4.  Distribution Plan

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, each Portfolio pays Needham & Company, LLC and any other distributor or financial institution with which the Fund has an agreement with respect to each Portfolio a fee at an annual rate of 0.25% of each Portfolio's daily average net assets. For the period ended June 30, 2006, NGF, NAGF and NSCGF incurred distribution fees in the amount of $285,681, $23,313 and $23,038, respectively. For the period ended June 30, 2006, NGF, NAGF and NSCGF each paid 12b-1 fees to Needham & Company, LLC in the amount of $61,437, $15,669 and $10,822, respectively.

5.  Temporary Borrowings

The Fund has entered into an agreement with the Custodial Trust Company ("CTC") for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated daily based on the Federal Funds Rate plus one percent. Each Portfolio may borrow from banks up to 25% of its total assets and may pledge its assets in connection with these borrowings, provided that no additional investments shall be made while borrowings exceed 5% of total assets.

There were no outstanding borrowings by the Portfolios at June 30, 2006. During the period ended June 30, 2006, borrowings were as follows:

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
NSCGF	6.00%	$108,333	6	$108	$135,000

6.  Securities Lending

The Portfolios may lend their respective portfolio securities, provided that with regard to each Portfolio (i) the loan is secured continuously by collateral consisting of U.S. Government securities, cash, or cash equivalents adjusted daily to have a market value at least equal to the current market value of the securities loaned, (ii) the Portfolio may at any time call the loan and regain the securities loaned, (iii) the Portfolio receives any interest or dividends paid on the loaned securities, and (iv) the aggregate market value of securities loaned will not at any time exceed such percentage of the total assets of the Portfolio as the Board of Directors may establish, but not to exceed 20%. In addition, it is anticipated that the Portfolio may share with the borrower some of the income received on the collateral for the loan or that it will be paid a premium for the loan. Before a Portfolio enters into a loan, the Adviser considers relevant facts including the creditworthiness of the borrower. The risks in lending portfolio securities consist of possible delay in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially.

As of June 30, 2006:

	Value of Securities on Loan	Value of Collateral
NGF	$5,488,921	$5,603,787
NAGF	1,792,108	1,837,814
NSCGF	1,516,821	1,566,730

7.  Repurchase Agreements

The Portfolios will only enter into repurchase agreements where (i) the underlying securities are of the type which the Portfolio's investment policies would allow the Portfolio to purchase directly, (ii) the market value of the underlying security, including accrued interest, will at all times be equal to or exceed the fair or market value of the repurchase agreement, and (iii) payment for the underlying securities is made only upon physical delivery or evidence of book-entry transfer to the account of the custodian or a bank acting as agent. A Portfolio will not enter into a repurchase agreement with a maturity of more than seven business days if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities.

Needham Funds

Notes to Financial Statements (Continued)
(Unaudited)

The repurchase price generally equals the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. Repurchase agreements will be fully collateralized at all times.

8.  Option Transactions

Each Portfolio may invest in options contracts to reduce its exposure to fluctuations in the prices of portfolio securities and to prevent losses if the prices of such securities decline. Similarly, such investments may protect a Portfolio against fluctuations in the value of securities in which the Portfolio is about to invest.

The Portfolios may write call and put options on securities they own or have the right to acquire, and may purchase put and call options on individual securities and indices written by others. Put and call options give the holder the right to sell or purchase, respectively, a specified amount of a security at a specified price on a certain date.

The Portfolios are subject to market risk associated with changes in the value of the underlying financial instrument, as well as the risk of loss of appreciation if a counterparty fails to perform. For exchange-traded contracts, the exchange acts as the counterparty to specific transactions, and therefore, bears the risk of delivery to and from counterparties of specific positions.

Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premium paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options on stock indices differ from options on securities in that the exercise of an option on a stock index does not involve delivery of the actual underlying security and is settled in cash only.

When a Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which have expired are recorded by the Portfolio on the expiration date as realized gains from option transactions. When a Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain or loss equal to the difference between the cost of a closing purchase transaction and the premium received when the option was written. If a written call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Portfolio has a realized gain or loss. If a written put option is exercised, the premium received reduces the cost basis of the securities purchased. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security underlying the written option.

In the normal course of business, certain Portfolios may trade and hold certain fair-valued derivative contracts which constitute guarantees under Financial Accounting Standards Board Interpretation 45. Such contracts include written options where a Portfolio would be obligated to purchase or sell a specified security at a specified price if the option is exercised by the counterparty. The maximum payouts for these contracts are limited to the number of contracts written and the related strike price. The maximum payout amount could be offset by the subsequent sale of assets obtained via the execution of a payout event.

None of NGF, NAGF or NSCGF had purchased or written options during the period ended June 30, 2006.

9.  Short Sale Transactions

During the period ended June 30, 2006, each Portfolio sold securities short. Upon selling a security short, the Portfolios record a receivable for the settlement amount and a corresponding liability, which is marked-to-market to reflect current value. Securities owned by each respective Portfolio are segregated as collateral while the short sales are outstanding. At June 30, 2006, the market value of securities separately segregated to cover short positions were approximately $26,830,250, $711,310 and $2,380,700 for NGF, NAGF and NSCGF, respectively. Additionally, included in Deposit with Brokers for Securities Sold Short is $2,500,000 pledged as collateral with brokers in connection with open short positions for NGF. Securities sold short at June 30, 2006 and their related market values and proceeds are set forth in the preceding Schedule of Securities Sold Short.

10.  Investment Transactions

The following summarizes the aggregate amount of purchases and sales of investment securities and securities sold short, excluding short-term securities, during the period ended June 30, 2006:

	Purchases	Sales
NGF	$31,239,057	$60,884,098
NAGF	4,105,615	4,156,902
NSCGF	9,206,185	13,502,728

During the period ended June 30, 2006, NGF, NAGF and NSCGF each incurred and paid brokerage commissions to Needham & Company, LLC in the amount of $30,659, $156 and $8,005, respectively.

11.  Financial Instruments

The Fund has always maintained a policy of valuing its securities positions and derivative instruments at market values or estimated fair values and of including any realized or unrealized gains or losses in income.

In the normal course of its business, the Portfolios may trade various financial instruments with off-balance sheet risk. These financial instruments include securities sold short and exchange traded options. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in

Semiannual Report 2006

Notes to Financial Statements (Continued)
(Unaudited)

the market values of the securities underlying the financial instruments may be in excess of the amounts recognized in the financial statements.

Securities sold short represent obligations of the Portfolios to make future delivery of specific securities and, correspondingly, create an obligation to purchase the securities at market prices prevailing at a later delivery date (or to deliver the securities if already owned by the Portfolios). As a result, short sales create the risk that the Portfolios' ultimate obligation to satisfy the delivery requirements may exceed the amount of the proceeds initially received on the liability recorded in the financial statements.

12.  Contractual Obligations

Under the Fund's organizational documents, its officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

13.  Federal Income Taxes

No provision for federal income taxes is required since the Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from generally accepted accounting principles, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. Temporary differences are generally due to differing book and tax treatment for the timing of the recognition of gains and losses on securities, including post-October losses. Permanent differences are generally due to differing treatment of net investment losses. To the extent these differences are permanent, they are charged or credited to paid-in capital, accumulated net realized gain (loss), or accumulated net investment income (loss), as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share of each Portfolio. For federal income tax purposes, all distributions made in 2004 and 2005 were from long-term capital gains. At June 30, 2006, the cost, gross unrealized appreciation and gross unrealized depreciation on securities for federal income tax purposes were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
NGF	$181,128,591	$52,011,269	$(13,217,369)	$38,793,900
NAGF	15,537,273	4,294,447	(503,326)	3,791,121
NSCGF	13,278,739	3,961,174	(364,192)	3,596,982

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at December 31, its fiscal year end. At December 31, 2005, the following Portfolio had capital loss carryforwards for federal income tax purposes in the following approximate amount:

	Expires on December 31,
	2011	Total
NGF	$2,726,639	$2,726,639

Capital losses after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Portfolios' next taxable year. After October 31, 2005, NAGF incurred and will elect to defer net capital losses in the approximate amount of $361. Neither NGF nor NSCGF had any post-October losses.

14.  Other Matters

In October 2004, the Adviser made a capital contribution to NGF of $417,668. In May 2006, the Adviser made a capital contribution to NGF of $170,390, to NAGF of $9,265, and to NSCGF of $64,404.

Needham Funds

Supplemental Data (Unaudited)

Disclosure of Portfolio Holdings

The Needham Funds, Inc. (the "Fund") files a Form N-Q with the Securities and Exchange Commission (the "SEC") no more than sixty days after the Fund's first and third fiscal quarters. For the Fund, this would be for the fiscal quarters ending March 31 and September 30. Form N-Q includes a complete schedule of the Fund's portfolio holdings as of the end of those fiscal quarters. The Fund's N-Q filings can be found free of charge on the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 800-SEC-0330 for information on the operation of the Public Reference Room).

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request, by calling 800-625-7071 or on the SEC's website at http://www.sec.gov.

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445 Park Avenue
New York, New York 10022-2606

1-800-625-7071

Investment Adviser:
Needham Investment Management L.L.C.
445 Park Avenue
New York, NY 10022-2606

President

George A. Needham

Executive Vice Presidents
  and Portfolio Managers

Vincent E. Gallagher

Needham Growth Fund

Needham Small Cap Growth Fund

James K. Kloppenburg

Needham Growth Fund

Needham Aggressive Growth Fund

Directors

George A. Needham

James P. Poitras

F. Randall Smith

Distributor:

Needham & Company, LLC

445 Park Avenue

New York, NY 10022-2606

212-371-8300

Administrator, Shareholder Servicing
Agent and Transfer Agent:

BISYS Fund Services Ohio, Inc.

3435 Stelzer Road

Columbus, OH 43219

Custodian:

Custodial Trust Company

101 Carnegie Center

Princeton, NJ 08540

Counsel:

Fulbright & Jaworski L.L.P.

666 Fifth Avenue

New York, NY 10103

Independent Registered Public Accounting Firm:

Ernst & Young LLP

1100 Huntington Center

41 South High Street

Columbus, OH 43215

Item 2. Code of Ethics.

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5.     Audit Committee of Listed Registrants.

Not applicable.

Item 6.     Schedule of Investments.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable - Only applicable to annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Needham Funds, Inc.

By (Signature and Title)	/s/ George A. Needham, President
George A. Needham, President

Date	September 5, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ George A. Needham, President
George A. Needham, President

Date	September 5, 2006

By (Signature and Title)	/s/ Glen W. Albanese, Treasurer and Secretary
Glen W. Albanese, Treasurer and Secretary

Date	September 5, 2006